Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Apr 23, 2012
Document Effective Date	Apr 23, 2012
Prospectus Date	Mar 1, 2012

MANNING & NAPIER FUND, INC.

Supplement dated April 23, 2012 to the prospectuses dated March 1, 2012 for the following Series and Classes (the “Prospectuses”):

Pro-Blend Conservative Term Series – Classes S, I, C and R

Pro-Blend Moderate Term Series – Classes S, I, C and R

Pro-Blend Extended Term Series – Classes S, I, C and R

Pro-Blend Maximum Term Series – Classes S, I, C and R

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

This supplement addresses an upcoming enhancement expected to be made to the Manning & Napier Fund, Inc. Pro-Blend Conservative Term Series effective in June 2012:

1. Effective on or about June 5, 2012, the Series’ investment goal will be changed to the following:

The Series’ primary objective is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital.

2. Effective on or about June 5, 2012, the principal investment strategy of the Pro-Blend Conservative Term Series with respect to its investments in equity securities will change to include (i) a greater emphasis on dividend-paying common stocks, which will be selected using a quantitative method, and (ii) a larger allocation to securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement Text Block	mn_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated April 23, 2012 to the prospectuses dated March 1, 2012 for the following Series and Classes (the “Prospectuses”):

Pro-Blend Conservative Term Series – Classes S, I, C and R

Pro-Blend Moderate Term Series – Classes S, I, C and R

Pro-Blend Extended Term Series – Classes S, I, C and R

Pro-Blend Maximum Term Series – Classes S, I, C and R

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

This supplement addresses an upcoming enhancement expected to be made to the Manning & Napier Fund, Inc. Pro-Blend Conservative Term Series effective in June 2012:

1. Effective on or about June 5, 2012, the Series’ investment goal will be changed to the following:

The Series’ primary objective is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital.

2. Effective on or about June 5, 2012, the principal investment strategy of the Pro-Blend Conservative Term Series with respect to its investments in equity securities will change to include (i) a greater emphasis on dividend-paying common stocks, which will be selected using a quantitative method, and (ii) a larger allocation to securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	mn_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated April 23, 2012 to the prospectuses dated March 1, 2012 for the following Series and Classes (the “Prospectuses”):

Pro-Blend Conservative Term Series – Classes S, I, C and R

Pro-Blend Moderate Term Series – Classes S, I, C and R

Pro-Blend Extended Term Series – Classes S, I, C and R

Pro-Blend Maximum Term Series – Classes S, I, C and R

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

This supplement addresses an upcoming enhancement expected to be made to the Manning & Napier Fund, Inc. Pro-Blend Conservative Term Series effective in June 2012:

1. Effective on or about June 5, 2012, the Series’ investment goal will be changed to the following:

The Series’ primary objective is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital.

2. Effective on or about June 5, 2012, the principal investment strategy of the Pro-Blend Conservative Term Series with respect to its investments in equity securities will change to include (i) a greater emphasis on dividend-paying common stocks, which will be selected using a quantitative method, and (ii) a larger allocation to securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 23, 2012